Income Taxes - Schedule of Deferred Income Taxes (Detail) - USD ($) $ in Thousands	Mar. 31, 2020	Mar. 31, 2019
Deferred tax assets:
Operating loss carryforward	$ 548	$ 4,383
Capital loss carryforward	17,749	18,301
Deferred revenue	24,765	19,726
Property, plant, and equipment	1,440	1,440
Intangible assets	36,612	41,420
Accrued expenses	45,756	50,742
Bad debt allowance	583	83
Hedge accounting	792	84
Marketable securities	262
Other, net	8,506	7,448
Total deferred tax assets	137,013	143,627
Valuation allowance for deferred tax assets	(23,338)	(24,652)
Net deferred tax assets	113,675	118,975
Deferred tax liabilities:
Property, plant, and equipment	(10,178)	(8,803)
Marketable securities		(1,924)
Other, net	(199)	(259)
Total deferred tax liabilities	(10,377)	(10,986)
Net deferred tax assets	103,298	107,989
Net deferred tax assets alternative
Domestic	4,224	5,684
Foreign	99,074	102,305
Net deferred tax assets	$ 103,298	$ 107,989